Acquisitions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Assets Acquired
Land	$ 1,952
Buildings	3,215
Other Assets	4,134
Total	9,301
Payment method
Financial Obligations	3,920
Common Stock	4,000
Cash	1,381
Total	$ 9,301